CONVERTIBLE SENIOR NOTES (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
	Aug. 08, 2014 $ / shares	Jun. 20, 2014 CNY (¥)	Apr. 03, 2014 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2017 CNY (¥) item shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Aug. 07, 2014
CONVERTIBLE SENIOR NOTES
Ratio of common shares to ADSs	1								2
Gain (Loss) from foreign currency translation				$ 558,000	¥ 3,630	¥ 238	¥ (55,857)
Gain (Loss) from change in fair value				$ (76,261,000)	(496,175)	(69,439)	¥ 67,168
ADSs
CONVERTIBLE SENIOR NOTES
Number of shares repurchased and retired | shares							898,950
Convertible senior notes due April 15, 2019
CONVERTIBLE SENIOR NOTES
Amount issued | $			$ 172,500,000
Interest rate			3.25%
Interest expense incurred					¥ 37,799	¥ 37,298	¥ 34,983
Number of trading days in consideration of conversion of the Notes | item				20	20
Number of consecutive trading days in consideration of conversion of the Notes | item				30	30
Threshold percentage of stock price trigger				130.00%	130.00%
Number of business days in consideration of conversion of the Notes				5 days	5 days
Number of consecutive trading day period (measurement period) in consideration of conversion of the Notes				10 days	10 days
Denomination of the principal amount of debt in consideration conversion of the Notes | $				$ 1,000
Threshold percentage of stock price trigger in measurement period				98.00%	98.00%
Redemption price, if repurchase on April 15, 2017						100.00%
Redemption price, if undergoing a fundamental change				100.00%	100.00%
Issuance costs								¥ 33,093
Gain (Loss) from foreign currency translation					¥ 85,917	¥ (79,393)	(64,838)
Gain (Loss) from change in fair value					(496,175)	¥ (69,439)	¥ (67,168)
Amount of debt converted					0
Convertible senior notes due April 15, 2019 | ADSs
CONVERTIBLE SENIOR NOTES
Conversion rate	0.0233952		0.0116976
Conversion price (USD per share) | $ / shares	$ 42.74		$ 85.49
Convertible senior notes due April 15, 2019 | Estimated fair value
CONVERTIBLE SENIOR NOTES
Fair value of the Notes					¥ 1,667,967
Zero-Strike Call Options | ADSs
CONVERTIBLE SENIOR NOTES
Number of shares received and retired from settlement of zero-strike call options | shares				357,200	357,200
Zero-Strike Call Options | Convertible senior notes due April 15, 2019
CONVERTIBLE SENIOR NOTES
Issuance costs								¥ 14,429
Option strike price | $ / shares			$ 0
Payment for call options | $			$ 50,000,000
Fair value recorded | $			$ 50,000,000
Amount of change in fair value		¥ 24,874
Zero-Strike Call Options | Convertible senior notes due April 15, 2019 | ADSs
CONVERTIBLE SENIOR NOTES
Number of ADSs covered | shares			1,462,204